Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (733,292)		¥ (530,439)
Exchange difference	(86)		(16)
Total	265,765	$ 40,730	346,345
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	718,508		623,482
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	171,663		150,048
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,807		3,599
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 105,165		¥ 99,671